Fees Summary	Feb. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 998,235,000
Total Fee Amount	$ 152,829.78
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Net Fee	$ 152,829.78
Narrative - Max Aggregate Offering Price	$ 998,235,000
Final Prospectus	true